Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Principles of consolidation
B.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, were eliminated upon consolidation.

Cash equivalents
C.	Cash and cash equivalents
Cash equivalents are short-term, highly liquid investments with original maturities of less than three months from the date of purchase.
Earnings per share
D.	Earnings per share

The Company computes net earnings per share in accordance with ASC 260, “Earnings per share”. Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period, net of the weighted average number of treasury shares (if any).

Diluted earnings per ordinary share is computed similarly to basic earnings per share, except that the denominator is increased to include the number of additional potential ordinary shares that would have been outstanding if the potential ordinary shares had been issued and if the effect of the additional ordinary shares were dilutive. Potential ordinary shares are excluded from the computation for a period in which a net earning is reported or if their effect is anti-dilutive.

An amount of 0.3 million and 0.9 million weighted average outstanding options and warrants have been excluded from the calculation of the diluted net earnings per share for the period of six months ended June 30, 2026 and 2025, respectively, because the effect of the ordinary shares issuable as a result of the exercise or conversion of these instruments was determined to be anti-dilutive

Recently issued accounting pronouncements, not yet adopted
E.	Recently issued accounting pronouncements, not yet adopted

1.	In November 2024, the FASB issued ASU 2024-03 on Disaggregation of Income Statement Expenses that enhances disclosure of certain costs and expenses to provide enhanced transparency into the expenses presented in the income statement. The updates are effective for annual periods beginning after December 15, 2026, and may be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the financial statements. The Company intends to apply the guidance in fiscal year 2027. The Company is currently assessing the impact of the disclosure of this standard.

2.	In September 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Topic 350-40): Targeted Improvements (ASU 2025-06). ASU 2025-06 provides updated guidance clarifying the capitalization of costs related to internal-use software, including enhanced guidance on cloud computing arrangements. ASU 2025-06 is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.